Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 53.5%
Communication Services — 1.5%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	4.100%	2/15/28	$800,000	$799,206
AT&T Inc., Senior Notes	4.700%	8/15/30	400,000	406,227
NTT Finance Corp., Senior Notes	4.620%	7/16/28	1,000,000	1,010,805 (a)
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	380,000	361,870
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	498,610
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	680,000	663,395
Total Diversified Telecommunication Services				3,740,113
Entertainment — 0.2%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	400,000	407,534 (a)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	196,000	193,192
Total Entertainment				600,726
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	696,910 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	126,212 (a)
Total Media				823,122
Wireless Telecommunication Services — 0.2%
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	900,000	857,197
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	87,209
Total Wireless Telecommunication Services				944,406

Total Communication Services				6,108,367
Consumer Discretionary — 5.4%
Automobiles — 2.8%
American Honda Finance Corp., Senior Notes	4.950%	1/9/26	490,000	490,993
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,410,000	1,429,653 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	2,710,000	2,701,241
General Motors Co., Senior Notes	4.200%	10/1/27	1,220,000	1,217,386
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,368,394
Hyundai Capital America, Senior Notes	5.950%	9/21/26	1,380,000	1,401,579 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	940,000	954,387 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,500,000	1,471,759 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	330,000	262,005 (a)
Total Automobiles				11,297,397
Broadline Retail — 0.6%
eBay Inc., Senior Notes	1.400%	5/10/26	950,000	931,673
Prosus NV, Senior Notes	3.257%	1/19/27	1,330,000	1,305,624 (a)
Total Broadline Retail				2,237,297
Hotels, Restaurants & Leisure — 2.0%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	190,000	196,601 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	290,000	297,473 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	810,000	832,299 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	2,090,000	2,132,063
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	1,440,000	1,474,690
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	460,000	484,023 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	660,000	665,800 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	$960,000	$977,737 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	330,000	319,718
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	206,575
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	390,000	420,432 (a)
Total Hotels, Restaurants & Leisure				8,007,411
Household Durables — 0.0%††
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	160,000	161,548 (a)

Total Consumer Discretionary				21,703,653
Consumer Staples — 3.7%
Food Products — 1.0%
Mars Inc., Senior Notes	4.600%	3/1/28	3,820,000	3,868,251 (a)
Tobacco — 2.7%
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,524,910
Altria Group Inc., Senior Notes	4.875%	2/4/28	990,000	1,005,390
Altria Group Inc., Senior Notes	6.200%	11/1/28	1,090,000	1,152,880
BAT Capital Corp., Senior Notes	3.557%	8/15/27	500,000	493,696
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,170,000	1,114,905
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	1,460,000	1,437,754
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	970,000	976,480 (a)
Japan Tobacco Inc., Senior Notes	4.850%	5/15/28	970,000	987,318 (a)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,080,000	1,090,191
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	1,290,000	1,293,215
Total Tobacco				11,076,739

Total Consumer Staples				14,944,990
Energy — 6.9%
Oil, Gas & Consumable Fuels — 6.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	250,000	265,473 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	990,000	989,542
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	1,707,000	1,727,958 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,470,000	1,538,228 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,370,000	1,333,267 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	120,000	117,324 (a)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,570,000	1,551,971
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	820,000	832,700
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,160,000	1,160,386
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,240,000	1,276,631
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,950,000	2,940,678
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	490,000	493,165
EQT Corp., Senior Notes	3.125%	5/15/26	1,960,000	1,937,580 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	578,000	572,786
EQT Corp., Senior Notes	5.000%	1/15/29	550,000	556,611
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,134,692
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	940,000	930,970
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	166,069
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	30,000	30,578 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,160,000	1,145,977
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	$1,550,000	$1,540,550 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,630,000	1,640,293
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	420,000	462,016 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	30,000	32,925 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	30,000	33,422 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	60,000	63,005 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	610,000	615,237
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,860,000	1,858,867
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	640,000	674,047

Total Energy				27,622,948
Financials — 15.2%
Banks — 8.2%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,797,479 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	410,000	402,946 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	1,930,000	1,934,577 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	960,000	975,732 (b)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	5.340%	9/15/26	200,000	200,719 (b)
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	762,821
BNP Paribas SA, Senior Notes (2.591% to 1/20/27 then SOFR + 1.228%)	2.591%	1/20/28	700,000	683,362 (a)(b)
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,230,000	1,241,898 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	850,000	866,319 (a)(b)
Citibank NA, Senior Notes	4.929%	8/6/26	1,550,000	1,560,700
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	1,330,000	1,306,588 (b)
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	3,000,000	3,017,127 (b)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	545,164 (a)(b)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,205,904 (a)(b)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	930,000	934,357 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,100,000	1,123,332 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	200,000	201,356 (b)
JPMorgan Chase & Co., Senior Notes (5.040% to 1/23/27 then SOFR + 1.190%)	5.040%	1/23/28	990,000	1,000,670 (b)
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	1,040,000	1,073,268 (b)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,660,000	2,595,008
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	580,000	587,165
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	1,400,000	1,370,500 (b)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,620,000	3,538,778
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	$890,000	$900,396 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	145,858 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	270,962 (b)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	960,000	982,056 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,860,000	1,867,663
Total Banks				33,092,705
Capital Markets — 4.4%
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,700,000	1,682,708 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	120,000	120,553 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	940,000	984,758 (b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	7,830,000	7,754,081 (b)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	2,370,000	2,370,834 (b)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	800,000	814,966 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	940,000	981,877 (b)
UBS AG, Senior Notes	1.250%	6/1/26	1,200,000	1,173,553
UBS AG, Senior Notes	7.500%	2/15/28	400,000	431,770
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	1,250,000	1,216,911 (a)(b)
Total Capital Markets				17,532,011
Consumer Finance — 0.4%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	280,000	282,310 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	1,170,000	1,205,065 (a)
Total Consumer Finance				1,487,375
Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	1,690,000	1,727,565
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,110,000	2,067,341
Block Inc., Senior Notes	6.000%	8/15/33	190,000	195,182 (a)
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,710,000	1,691,535 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	480,000	501,806 (a)
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	1,120,000	1,134,852
Total Financial Services				7,318,281
Insurance — 0.4%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	197,885
Aon North America Inc., Senior Notes	5.150%	3/1/29	1,180,000	1,215,101
Total Insurance				1,412,986

Total Financials				60,843,358
Health Care — 6.3%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/27	2,430,000	2,455,965
Health Care Equipment & Supplies — 0.7%
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	980,000	1,003,511 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.450%	2/25/27	$1,610,000	$1,641,355
Total Health Care Equipment & Supplies				2,644,866
Health Care Providers & Services — 3.3%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	1,050,000	1,057,126
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	1,350,000	1,389,894
Cencora Inc., Senior Notes	4.625%	12/15/27	770,000	777,718
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,270,000	1,254,067
CVS Health Corp., Senior Notes	4.300%	3/25/28	160,000	159,944
Humana Inc., Senior Notes	1.350%	2/3/27	2,780,000	2,671,309
Humana Inc., Senior Notes	5.750%	12/1/28	230,000	239,843
McKesson Corp., Senior Notes	4.250%	9/15/29	1,380,000	1,388,058
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	570,000	576,778
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	920,000	915,197
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,910,000	1,945,982
UnitedHealth Group Inc., Senior Notes	4.800%	1/15/30	870,000	889,157
Total Health Care Providers & Services				13,265,073
Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc., Senior Notes	4.200%	9/9/27	880,000	880,825
Pharmaceuticals — 1.5%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	570,000	592,313 (a)
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,340,954
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,840,000	1,871,203
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,865,000	1,855,603
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	210,728
Total Pharmaceuticals				5,870,801

Total Health Care				25,117,530
Industrials — 4.6%
Aerospace & Defense — 1.0%
Bombardier Inc., Senior Notes	7.250%	7/1/31	50,000	52,777 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	90,000	93,700 (a)
Lockheed Martin Corp., Senior Notes	4.150%	8/15/28	520,000	522,882
RTX Corp., Senior Notes	5.750%	11/8/26	2,720,000	2,765,974
RTX Corp., Senior Notes	4.125%	11/16/28	400,000	400,512
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	230,000	235,769 (a)
Total Aerospace & Defense				4,071,614
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	210,000	216,715 (a)
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	240,000	234,145 (a)
Ground Transportation — 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,380,000	1,341,153
Machinery — 0.6%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	1,016,161
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,190,000	1,223,023
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	107,461 (a)
Total Machinery				2,346,645
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — 1.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	$250,000	$262,142 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	1,318,733	1,294,944
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	620,000	624,928
Delta Air Lines Pass-Through Trust	2.000%	6/10/28	350,515	331,024
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	264,823	125,129 (a)(c)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,662,922 (a)
Total Passenger Airlines				5,301,089
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	530,000	545,659
Trading Companies & Distributors — 1.1%
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,510,000	2,452,595
Air Lease Corp., Senior Notes	5.300%	2/1/28	900,000	921,692
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	70,000	72,899 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	70,000	73,482 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	210,000	217,414 (a)
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	210,000	193,672
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	640,000	663,699 (a)
Total Trading Companies & Distributors				4,595,453

Total Industrials				18,652,473
Information Technology — 3.2%
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	120,000	127,589 (a)
Vontier Corp., Senior Notes	1.800%	4/1/26	1,690,000	1,666,442
Total Electronic Equipment, Instruments & Components				1,794,031
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	1,310,000	1,323,243
Broadcom Inc., Senior Notes	5.050%	7/12/27	380,000	386,058
Broadcom Inc., Senior Notes	4.150%	2/15/28	120,000	120,173
Broadcom Inc., Senior Notes	4.800%	4/15/28	970,000	987,773
Broadcom Inc., Senior Notes	4.600%	7/15/30	980,000	989,715
Intel Corp., Senior Notes	1.600%	8/12/28	1,580,000	1,466,725
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,061,275
Total Semiconductors & Semiconductor Equipment				6,334,962
Software — 0.5%
Oracle Corp., Senior Notes	4.200%	9/27/29	1,300,000	1,296,927
Synopsys Inc., Senior Notes	4.650%	4/1/28	700,000	709,595
Total Software				2,006,522
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc., Senior Notes	1.400%	8/5/28	2,850,000	2,668,435

Total Information Technology				12,803,950
Materials — 2.8%
Chemicals — 0.4%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	1,620,000	1,614,778 (a)
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	1,100,000	1,113,916 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — 1.3%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	$420,000	$447,022 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	200,000	202,101 (a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,630,000 (a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,560,000	1,530,562 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	360,000	356,859 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,050,000	1,049,278
Total Metals & Mining				5,215,822
Paper & Forest Products — 0.8%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,200,000	1,172,735 (a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,300,000	1,295,038 (a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	640,000	647,577
Total Paper & Forest Products				3,115,350

Total Materials				11,059,866
Real Estate — 0.1%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	590,000	574,872 (a)

Utilities — 3.8%
Electric Utilities — 3.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,140,000	1,176,990
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	450,000	457,854
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	970,000	978,775
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	680,000	705,994
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,110,000	1,126,003
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	240,000	240,000
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	950,000	956,930 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,950,000	1,869,854
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	890,000	915,505
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,560,000	1,603,892 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	2,220,000	2,299,836
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	80,000	84,011 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	1,220,000	1,229,801 (a)
Total Electric Utilities				13,645,445
Gas Utilities — 0.2%
Snam SpA, Senior Notes	5.000%	5/28/30	620,000	629,171 (a)
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	110,000	116,762 (a)
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	890,000	916,488 (a)

Total Utilities				15,307,866
Total Corporate Bonds & Notes (Cost — $214,192,815)				214,739,873
Asset-Backed Securities — 15.6%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	5.142%	10/25/35	362,099	348,153 (b)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.522%	4/17/38	890,000	891,111 (a)(b)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	118,545	118,719
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	910,000	913,158 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	5.351%	10/20/34	$910,000	$910,683 (a)(b)(d)
Apex Credit CLO Ltd., 2020-1A A1RR (3 mo. Term SOFR + 1.450%)	5.775%	4/20/35	620,000	622,542 (a)(b)
Apidos CLO Ltd., XXXA A2R (3 mo. Term SOFR + 1.500%)	5.829%	10/18/31	1,230,000	1,232,161 (a)(b)
Apidos Loan Fund Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.270%)	5.588%	4/25/35	920,000	922,086 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	919,259 (a)
Avis Budget Rental Car Funding AESOP LLC, 2025-1A A	4.800%	8/20/29	390,000	395,660 (a)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	5.604%	2/20/36	510,000	511,624 (a)(b)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	5.718%	7/15/36	320,000	321,096 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.968%	10/25/37	1,130,000	1,137,001 (a)(b)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	118,437	118,190
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.715%	10/20/37	830,000	830,766 (a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	180,434	164,003 (a)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	5.704%	7/17/34	500,000	501,250 (a)(b)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,279,160	1,250,892 (a)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.852%	4/22/37	200,000	200,390 (a)(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	945,730 (a)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	433,619	432,756
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	529,930	538,044 (a)
Columbia Cent CLO Ltd., 2022-32A A1R (3 mo. Term SOFR + 1.450%)	5.769%	7/24/34	1,100,000	1,102,403 (a)(b)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	313,639	272,645 (a)
Dryden Senior Loan Fund, 2015-41A AR (3 mo. Term SOFR + 1.232%)	5.549%	4/15/31	167,148	167,383 (a)(b)
ECMC Group Student Loan Trust, 2016-1A A (30 Day Average SOFR + 1.464%)	5.813%	7/26/66	1,281,230	1,286,765 (a)(b)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	323,578	324,468 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	1,705,061	1,720,429
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	1,955,000	1,964,708 (a)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,151,981	1,158,917 (a)
GM Financial Automobile Leasing Trust, 2024-2 A2A	5.430%	9/21/26	437,267	438,064
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	6.205%	4/26/31	1,027,000	1,030,292 (a)(b)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.790%	7/30/37	430,000	432,212 (a)(b)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	6.025%	1/20/31	1,040,000	1,043,638 (a)(b)
Harley-Davidson Motorcycle Trust, 2024-A A2	5.650%	2/16/27	185,929	186,078
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	100,000	104,825 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	319,701	281,082 (a)
Hilton Grand Vacations Trust, 2023-1A A	5.720%	1/25/38	427,084	437,141 (a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	5.187%	10/25/35	230,510	228,706 (b)
Honda Auto Receivables Owner Trust, 2024-2 A2	5.480%	11/18/26	419,222	419,915
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	5.652%	1/22/35	370,000	370,917 (a)(b)
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	37,569	37,582 (a)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,292,121 (a)
Madison Park Funding Ltd., 2016-21A AARR (3 mo. Term SOFR + 1.342%)	5.659%	10/15/32	739,144	739,991 (a)(b)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. Term SOFR + 1.252%)	5.577%	4/20/32	669,858	670,491 (a)(b)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	790,000	799,234 (a)
Milos CLO Ltd., 2017-1A AR (3 mo. Term SOFR + 1.332%)	5.657%	10/20/30	440,811	441,272 (a)(b)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	5.778%	4/15/34	1,220,000	1,223,372 (a)(b)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
MVW LLC, 2020-1A A	1.740%	10/20/37	$289,713	$282,558 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	5.378%	1/15/43	42,648	42,648 (a)(b)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	5.063%	4/25/40	557,226	537,588 (b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.063%	12/26/69	416,704	414,498 (a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	5.063%	9/25/42	208,243	206,264 (a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	5.485%	4/20/62	1,550,000	1,549,230 (a)(b)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	5.195%	4/20/62	677,633	676,242 (a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	5.367%	8/25/34	101,712	129,299 (b)
Nissan Auto Lease Trust, 2023-B A3	5.690%	7/15/26	44,839	44,861
OCCU Auto Receivables Trust, 2025-1A D	5.600%	11/15/34	750,000	758,299 (a)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.618%	10/15/34	570,000	571,472 (a)(b)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.655%	7/20/35	870,000	873,665 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	5.497%	5/23/31	188,675	188,908 (a)(b)
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	528,495	523,392 (a)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.475%	4/20/38	500,000	500,000 (a)(b)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	5.368%	10/15/32	1,174,663	1,175,321 (a)(b)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.715%	7/20/36	880,000	882,565 (a)(b)
PFS Financing Corp., 2023-B B	5.710%	5/15/28	1,820,000	1,832,665 (a)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.643%	1/15/28	1,380,000	1,382,720 (a)(b)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.700%	1/30/38	410,000	411,476 (a)(b)
Santander Drive Auto Receivables Trust, 2022-4 B	4.420%	11/15/27	130,745	130,739
SBNA Auto Lease Trust, 2024-B A2	5.670%	11/20/26	178,350	178,490 (a)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	1,200,000	1,208,888 (a)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,172,150	1,198,431 (a)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.850%	12/15/39	748,105	731,707 (b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.228%	10/15/41	958,240	1,006,333 (a)(b)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	4.782%	7/25/55	113,187	107,081 (b)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	5.013%	5/26/55	541,283	536,254 (b)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	5.113%	6/26/28	548,568	544,740 (b)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	5.278%	1/15/53	1,622,969	1,610,181 (a)(b)
SMB Private Education Loan Trust, 2024-C A1B (30 Day Average SOFR + 1.100%)	5.443%	6/17/52	701,901	701,967 (a)(b)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	292,507	273,323 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	585,461	554,540 (a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	490,001	468,262 (a)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	1,530,000	1,537,133 (a)
TRP LLC, 2021-1 A	2.070%	6/19/51	802,280	766,523 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	5.310%	7/30/32	326,900	326,759 (a)(b)
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	83,682	83,811
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	6.387%	1/20/31	360,000	360,733 (a)(b)
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	5.479%	10/18/31	878,249	879,433 (a)(b)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	5.518%	10/15/31	1,166,612	1,167,474 (a)(b)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	5.639%	7/24/36	400,000	400,799 (a)(b)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.588%	10/15/35	$1,100,000	$1,102,695 (a)(b)
Woodmont Trust, 2023-12A A1R (3 mo. Term SOFR + 1.400%)	5.718%	10/25/32	885,652	886,656 (a)(b)
World Omni Auto Receivables Trust, 2024-B A2B (30 Day Average SOFR + 0.430%)	4.773%	9/15/27	366,080	366,122 (b)

Total Asset-Backed Securities (Cost — $62,772,182)				62,512,670
Collateralized Mortgage Obligations(e) — 14.1%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	5.538%	9/15/34	500,000	496,489 (a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	250,351	219,110 (a)(b)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	5.353%	10/15/38	790,000	767,100 (a)(b)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.694%	8/20/42	520,000	519,673 (a)(b)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	873,189 (b)
BANK, 2021-BN36 A5	2.470%	9/15/64	390,000	348,357
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.125%	9/15/54	12,231,351	456,964 (b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	551,926
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	895,166 (b)
Benchmark Mortgage Trust, 2023-V3 XA, IO	1.053%	7/15/56	20,891,527	434,193 (b)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	6.284%	8/15/41	780,000	784,663 (a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	142,872	139,308 (a)(b)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	582,946	587,524 (a)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.618%	8/19/38	457,372	456,247 (a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,290,000	1,194,499 (a)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. Term SOFR + 1.035%)	5.398%	12/15/38	96,761	96,764 (a)(b)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. Term SOFR + 0.784%)	5.148%	6/15/38	964,412	964,270 (a)(b)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	5.178%	9/15/36	1,414,489	1,412,703 (a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	5.353%	1/17/39	1,570,000	1,570,037 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.737%	8/25/35	788	766 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	5.017%	10/25/35	3,729	3,623 (a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	625,640	567,374 (a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	324,591
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	491,906	499,689 (a)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	259,843	262,584 (a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	70,321	68,450 (a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	154,619	151,252 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,385,580 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	247,206	237,732 (a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	323,622	267,396 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	323,622	270,852 (a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	385,002	338,767 (a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	694,164	589,266 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	366,730	324,172 (a)(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,197,896	1,101,517 (a)(b)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	174,926	176,183 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	$513,460	$433,488 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	276,119	244,455 (a)(b)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	5.179%	11/15/38	1,209,919	1,209,480 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	5.105%	8/25/29	1,187,786	1,191,297 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	4.913%	9/25/49	564,460	550,285 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.648%	8/25/33	224,313	229,414 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	6.448%	10/25/33	692,905	707,352 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.748%	2/25/42	880,000	897,148 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.848%	6/25/42	810,000	860,079 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.298%	2/25/44	510,000	517,424 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	723,270	665,780 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	5.577%	6/1/28	15	15 (b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.450%	6/25/43	300,000	313,978 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.848%	10/25/43	870,000	895,519 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.748%	8/25/54	2,299,945	2,320,658 (b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	70,123	70,017 (b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	5.197%	3/25/42	511,665	509,256 (b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	5.353%	8/25/43	247,190	248,441 (b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.769%	8/25/42	179,012	176,154 (b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	4.863%	5/25/42	37,793	37,743 (b)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	526,838	514,421 (a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.942%	2/20/61	17,216	17,226 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.842%	3/20/63	87,239	86,899 (b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	5.442%	3/20/66	716,377	720,146 (b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	4.942%	7/20/67	215,716	215,848 (b)
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	5.142%	10/20/69	482,961	481,872 (b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.795%	4/20/70	1,408,217	1,402,193 (b)
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	5.845%	6/20/71	2,835,213	2,901,447 (b)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.645%	9/20/71	$1,893,198	$1,876,093 (b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.498%	7/15/39	101,081	101,198 (a)(b)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	4.789%	3/20/26	53,521	5,438 (a)(b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	5.428%	10/15/36	1,110,000	1,109,648 (a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	5.355%	6/20/35	147,510	139,234 (b)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.114%)	5.474%	9/17/36	167,876	168,072 (a)(b)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	5.548%	2/15/39	634,008	634,248 (a)(b)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	687,855	661,089 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1	5.750%	4/25/61	473,026	473,381 (a)
Legacy Mortgage Asset Trust, 2021-GS5 A1	5.250%	7/25/67	1,001,635	1,002,645 (a)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.848%	5/18/42	590,000	591,884 (a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	5.554%	10/16/36	435,661	435,125 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	340,431	332,358 (a)(b)
Mill City Mortgage Trust, 2015-2 M3	3.704%	9/25/57	473,224	469,144 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	149,484	148,522
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	5.511%	11/15/34	173,277	171,462 (a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	99,031	95,478 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	605,842	537,172 (a)(b)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	772,468	735,396 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	574,148	472,733 (a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	579,205	483,279 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	704,188	581,421 (a)(b)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	729,884	625,244 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	911,256	776,576 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	591,709	600,580 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	5,661	1,853
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. Term SOFR + 0.564%)	4.887%	11/25/33	15,945	15,742 (b)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	5.627%	5/15/38	920,000	914,431 (a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.364%	1/15/39	1,560,000	1,557,663 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	6.834%	3/25/34	56,876	55,441 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.426%	6/25/35	201,163	181,936 (a)(b)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.806%	2/15/42	1,120,000	1,113,412 (a)(b)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	6.587%	10/25/48	1,460,000	1,501,778 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	5.157%	7/25/45	262,048	250,819 (b)

Total Collateralized Mortgage Obligations (Cost — $58,147,833)				56,576,506
U.S. Government & Agency Obligations — 7.4%
U.S. Government Agencies — 0.4%
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.480%	12/11/26	250,000	250,287 (b)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	4.440%	6/18/26	1,210,000	1,210,494 (b)
Total U.S. Government Agencies				1,460,781
U.S. Government Obligations — 7.0%
U.S. Treasury Notes	3.875%	5/31/27	1,110,000	1,113,816
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	3.875%	7/31/27	$1,700,000	$1,707,172
U.S. Treasury Notes	4.000%	5/31/30	320,000	324,487
U.S. Treasury Notes	3.875%	7/31/30	8,940,000	9,013,336
U.S. Treasury Notes	4.125%	2/29/32	3,950,000	4,005,470
U.S. Treasury Notes	4.000%	7/31/32	12,000,000	12,056,250
Total U.S. Government Obligations				28,220,531

Total U.S. Government & Agency Obligations (Cost — $29,564,494)				29,681,312
Mortgage-Backed Securities — 4.5%
FHLMC — 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,475,646	1,410,365
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	2,042,060	1,755,809
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53	77,257	81,423
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	3.267%	1/1/49	3,477,621	3,390,528 (b)
Total FHLMC				6,638,125
FNMA — 2.1%
Federal National Mortgage Association (FNMA)	2.280%	9/1/26	1,173,062	1,146,672
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	879,167	849,537
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,303,331	1,246,578
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	651,774	645,532
Federal National Mortgage Association (FNMA)	2.000%	2/1/42	670,110	576,174
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	1,632,988	1,660,417
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	779,933	812,967
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	1,118,798	1,153,249
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.453%	9/1/37	194,460	196,506 (b)
Total FNMA				8,287,632
GNMA — 0.8%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	19,733	18,281
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	131,820	111,361
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	1,039,029	1,052,800
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	1,020,737	1,056,185
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	884,214	919,145
Total GNMA				3,157,772

Total Mortgage-Backed Securities (Cost — $18,451,464)				18,083,529
Senior Loans — 1.0%
Communication Services — 0.3%
Media — 0.3%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	6.291%	12/7/30	627,547	627,726 (b)(f)(g)
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.816%	6/28/32	340,000	339,097 (b)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility Y4 (3 mo. Term SOFR + 3.275%)	7.593%	3/31/31	295,000	289,857 (b)(f)(g)

Total Communication Services				1,256,680
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.066%	9/20/30	$57,660	$57,540 (b)(f)(g)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.566%	6/11/31	376,200	372,274 (b)(f)(g)
Rent-A-Center Inc., 2025 Term Loan (1 mo. Term SOFR + 2.750%)	7.103%	8/13/32	504,215	505,688 (b)(f)(g)
Total Specialty Retail				877,962

Total Consumer Discretionary				935,502
Financials — 0.2%
Financial Services — 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.046%	11/6/28	192,500	193,789 (b)(f)(g)
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.680%	7/31/27	530,605	531,024 (b)(f)(g)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.666%	8/21/28	47,028	47,050 (b)(f)(g)
Total Insurance				578,074

Total Financials				771,863
Health Care — 0.2%
Health Care Providers & Services — 0.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.100%)	6.416%	11/15/27	284,935	284,628 (b)(f)(g)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.566%	5/5/28	310,645	311,810 (b)(f)(g)

Total Health Care				596,438
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Incremental Term Loan B (1 mo. Term SOFR + 1.750%)	6.066%	1/3/29	281,341	281,394 (b)(f)(g)

Total Senior Loans (Cost — $3,843,958)				3,841,877
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.375	12/12/25	44	$110,000	9,625
3-Month SOFR Futures, Call @ $96.750	6/12/26	180	450,000	132,750
3-Month SOFR Futures, Put @ $96.250	12/12/25	88	220,000	33,000

Total Purchased Options (Cost — $254,955)				175,375
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			60	73 *(h)(i)
Spirit Aviation Holdings Inc.			10,243	12,497 *

Total Common Stocks (Cost — $143,870)				12,570
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $88,598)		3/12/30	7,278	$8,879 *(a)(h)(i)
Total Investments before Short-Term Investments (Cost — $387,460,169)				385,632,591
	Rate		Shares
Short-Term Investments — 5.0%
Money Market Funds — 1.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,758,636)	4.246%		6,758,636	6,758,636 (j)(k)
		Maturity Date	Face Amount
Commercial Paper — 1.6%
MUFG Bank Ltd. (Cost — $6,239,861)	4.491%	11/19/25	$6,300,000	6,239,634 (l)

Certificates of Deposit — 1.5%
Nordea Bank Abp (Cost — $6,174,993)	4.430%	11/24/25	6,175,000	6,178,106

U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $866,439)	4.484%	10/6/25	870,000	866,244 (l)

Total Short-Term Investments (Cost — $20,039,929)				20,042,620
Total Investments — 101.1% (Cost — $407,500,098)				405,675,211
Liabilities in Excess of Other Assets — (1.1)%				(4,517,797)
Total Net Assets — 100.0%				$401,157,414

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Restricted security (Note 3).
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2025, the total market value of investments in Affiliated Companies was $6,758,636 and the cost was $6,758,636 (Note 2).

(l)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Ultra-Short Income Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.875	44	$110,000	$(2,750)
SOFR 1-Year Mid-Curve Futures, Put	12/12/25	96.250	88	220,000	(2,750)
Total Exchange-Traded Written Options (Premiums received — $85,523)					$(5,500)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	102	3/26	$24,578,339	$24,538,650	$(39,689)
3-Month SOFR	55	3/27	13,279,846	13,340,937	61,091
U.S. Treasury 10-Year Notes	174	12/25	19,487,003	19,575,000	87,997
					109,399
Contracts to Sell:
U.S. Treasury 2-Year Notes	807	12/25	168,104,824	168,291,023	(186,199)
U.S. Treasury 5-Year Notes	115	12/25	12,542,887	12,588,907	(46,020)
U.S. Treasury Long-Term Bonds	14	12/25	1,602,319	1,599,499	2,820
U.S. Treasury Ultra 10-Year Notes	13	12/25	1,479,712	1,487,281	(7,569)
U.S. Treasury Ultra Long-Term Bonds	2	12/25	233,950	233,125	825
					(236,143)
Net unrealized depreciation on open futures contracts					$(126,744)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
At August 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$10,450,000	6/15/27	3.450% annually	Daily SOFR Compound annually	$(2,062)	$(1,489)	$(573)
	12,186,000	4/28/28	Daily SOFR Compound annually	3.300% annually	47,312	5,098	42,214
	46,740,000	5/31/32	3.490% annually	Daily SOFR Compound annually	(105,741)	134,419	(240,160)
	2,828,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(31,838)	(12,899)	(18,939)
Total	$72,204,000				$(92,329)	$125,129	$(217,458)

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.340%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$214,739,873	—	$214,739,873
Asset-Backed Securities	—	62,512,670	—	62,512,670
Collateralized Mortgage Obligations	—	56,576,506	—	56,576,506
U.S. Government & Agency Obligations	—	29,681,312	—	29,681,312
Mortgage-Backed Securities	—	18,083,529	—	18,083,529
Senior Loans	—	3,841,877	—	3,841,877
Purchased Options	$175,375	—	—	175,375
Common Stocks:
Industrials	12,497	73	—	12,570
Warrants	—	8,879	—	8,879
Total Long-Term Investments	187,872	385,444,719	—	385,632,591
Short-Term Investments†:
Money Market Funds	6,758,636	—	—	6,758,636
Commercial Paper	—	6,239,634	—	6,239,634
Certificates of Deposit	—	6,178,106	—	6,178,106
U.S. Government Agencies	—	866,244	—	866,244
Total Short-Term Investments	6,758,636	13,283,984	—	20,042,620
Total Investments	$6,946,508	$398,728,703	—	$405,675,211
Other Financial Instruments:
Futures Contracts††	$152,733	—	—	$152,733
Centrally Cleared Interest Rate Swaps††	—	$42,214	—	42,214
Total Other Financial Instruments	$152,733	$42,214	—	$194,947
Total	$7,099,241	$398,770,917	—	$405,870,158
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$5,500	—	—	$5,500
Futures Contracts††	279,477	—	—	279,477
Centrally Cleared Interest Rate Swaps††	—	$259,672	—	259,672
Total	$284,977	$259,672	—	$544,649

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended August 31, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,687,165	$71,629,273	71,629,273	$75,557,802	75,557,802

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$108,897	—	$6,758,636
3. Restricted securities
The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 8/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	60	3/25	$730	$73	$1.22	0.00%(a)
Spirit Airlines LLC, Warrants	7,278	3/25	88,598	8,879 (b)	1.22	0.00 (a)
			$89,328	$8,952		0.00%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report